Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Preferred Stock Series A Convertible	Preferred Stock Series B Convertible	Preferred Stock Series C/C-1 Convertible	Common stock	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 5,231	$ 13,701	$ 46,217		$ 5,732	$ (115,728)	$ (109,996)
Balance (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	25,844
Stock-based compensation expense					21		21
Net loss						(9,230)	(9,230)
Balance at Dec. 31, 2024	$ 5,231	$ 13,701	$ 46,217		5,753	(124,958)	(119,205)
Balance (in Shares) at Dec. 31, 2024	4,350,314	5,293,175	8,220,445	25,844
Conversion of preferred stock into common stock	$ (5,231)	$ (13,701)	$ (46,217)		65,149		65,149
Conversion of preferred stock into common stock (in Shares)	(4,350,314)	(5,293,175)	(8,220,445)	82,377
Common stock issued to employees					428		$ 428
Common stock issued to employees (in Shares)				6,363			6,363
Stock-based compensation expense					463		$ 463
Conversion of debt to common shares in connection with the merger					46,891		46,891
Conversion of debt to common shares in connection with the merger (in Shares)				197,098
Issuance of common stock in connection with the merger and assumption of net liabilities of Northview					(8,400)		(8,400)
Issuance of common stock in connection with the merger and assumption of net liabilities of Northview (in Shares)				86,432
Issuance of inducement shares to related party in connection with the merger					7,254		7,254
Issuance of inducement shares to related party in connection with the merger (in Shares)				38,691
Issuance in shares in connection with exercise of ELOC					10,276		10,276
Issuance in shares in connection with exercise of ELOC (in Shares)				513,859
Issuance of warrants in connection with exercise of ELOC Warrants					982		982
Issuance in shares in connection with exercise of ELOC Warrants
Issuance in shares in connection with exercise of ELOC Warrants (in Shares)				12,000
Issuance of warrants to financial advisor in connection with the merger					330		330
Issuance of shares in connection with the conversion of the PIPE note					4,497		4,497
Issuance of shares in connection with the conversion of the PIPE note (in Shares)				266,055
Issuance of shares for settlement of merger transaction costs					500		500
Issuance of shares for settlement of merger transaction costs (in Shares)				3,333
Net loss						(35,823)	(35,823)
Balance at Dec. 31, 2025					$ 134,123	$ (160,781)	$ (26,658)
Balance (in Shares) at Dec. 31, 2025				1,232,052